Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Depreciation expense	$ 514,244	$ 185,743
Equipment [Member]
Depreciation expense	$ 158	$ 318	$ 636	$ 318